Healthcare Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Line Items]
Healthcare receivables	$ 34,656	$ 38,745	$ 25,819
Rebate Receivables
Receivables [Line Items]
Healthcare receivables	30,200	26,600	17,500
Other Healthcare Receivables
Receivables [Line Items]
Healthcare receivables	$ 4,500	$ 12,100	$ 8,300